Equity - Pre-funded warrants (Details) - PT Mitra Manunggal Sangkara $ / shares in Units, $ in Millions	Jun. 28, 2026 USD ($) $ / shares shares
Equity
Fair value of pre-funded warrants | $	$ 10.5
Issuance of exercisable shares | shares	1,291,573
Exercise price of warrants | $ / shares	$ 0.0003